Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 6,755,312	$ 2,585,180
Restricted cash	1,025,029
Accounts receivable, net of allowance for credit losses of $141,410 and $0, respectively	1,093,555	355,912
Contract asset	147,913	275,337
Prepaid expenses and other current assets	466,625	4,647
Total current assets	9,488,434	3,221,076
Investment, cost	200,000
Equipment, net	72,105	17,189
Right-of-use asset - operating lease	165,522	193,086
Other long-term assets	284,000
Intangibles
Intangible assets, net	5,979,779	608,596
Goodwill	4,369,986	381,000
Total Intangibles	10,349,765	989,596
Total assets	20,559,826	4,420,947
Current liabilities
Accrued expenses	3,306,499	241,299
Contract liabilities	1,205,058	406,508
Due to Affiliate	93,954	284,109
Commitment fee		577,000
Due to Seller	691,523
Other current liabilities	534,256
Current portion of lease liability	29,265	27,565
Total current liabilities	5,860,555	1,536,481
Long-term liabilities
Deferred tax liability	5,558	4,386
Other long-term liabilities	366,000
Lease liability	136,257	165,522
Total liabilities	6,368,370	1,706,389
Temporary equity
8% Redeemable convertible preferred stock, $ 0.01 par value, authorized shares: 800,000; issued and outstanding shares: 0 and 2,000, respectively liquidation preference: $0 and $2,003,507, respectively		1,359,047
Shareholders’ equity
Ordinary shares, $0.02 par value; authorized shares 92,900,000 issued and outstanding shares: 22,360,987 and 10,750,768, respectively	447,346	215,014
Treasury stock, 900 ordinary shares at cost	(29,000)
Additional paid-in capital	72,101,783	3,833,891
Accumulated deficit	(58)	(2,688,128)
Stock subscription		(5,266)
Total shareholders’ equity	14,191,456	1,355,511
Total liabilities and shareholders’ equity	20,559,826	4,420,947
Series A Preferred Stock [Member]
Shareholders’ equity
Preferred stock, value	1,094
Series B Preferred Stock [Member]
Shareholders’ equity
Preferred stock, value	$ 2,496